Other disclosures - Risk Management and Principal Risks - Deposit funding (audited) (Details) - GBP (£) £ in Millions	Dec. 31, 2019		Dec. 31, 2018
Disclosure of operating segments [line items]
Loans and advances to customers	£ 339,000
Deposits from customers	£ 416,000
Loan to deposit ratio	82.00%	[1]	83.00%
Head Office [member]
Disclosure of operating segments [line items]
Loans and advances to customers	£ 8
Deposits from customers	0
Barclays UK [member] | Operating segments [member]
Disclosure of operating segments [line items]
Loans and advances to customers	198
Deposits from customers	£ 206
Loan to deposit ratio	96.00%	[1]	96.00%
Barclays International [member] | Operating segments [member]
Disclosure of operating segments [line items]
Loans and advances to customers	£ 133
Deposits from customers	£ 210
Loan to deposit ratio	63.00%	[1]	65.00%

[1]	The loan: deposit ratio is calculated as loans and advances at amortised cost divided by deposits at amortised cost.